Commitments and Contingent Liabilities (Tables)	12 Months Ended
Dec. 31, 2012
Significant Industry Concentrations Related to Credit Exposure

Significant industry concentrations related to credit exposure at Dec. 31, 2012 are disclosed in the financial institutions portfolio exposure table and the commercial portfolio exposure table below.

Financial institutions portfolio exposure	Dec. 31, 2012
(in billions)	Loans	Unfunded commitments	Total exposure
Banks	$5.6	$2.0	$7.6
Securities industry	4.2	2.1	6.3
Asset managers	1.1	3.8	4.9
Insurance	0.1	4.3	4.4
Government	-	2.1	2.1
Other	0.3	1.4	1.7
Total	$11.3	$15.7	$27.0

Commercial portfolio exposure	Dec. 31, 2012
(in billions)	Loans	Unfunded commitments	Total exposure
Services and other	$0.5	$5.6	$6.1
Energy and utilities	0.5	5.5	6.0
Manufacturing	0.3	5.6	5.9
Media and telecom	0.1	1.6	1.7
Total	$1.4	$18.3	$19.7

Summary of Off-Balance Sheet Credit Risks, Net of Participations

The following table presents a summary of our off-balance sheet credit risks, net of participations.

Off-balance sheet credit risks (in millions)	Dec. 31,
	2012	2011
Lending commitments (a)	$31,265	$28,406
Standby letters of credit (b)	7,167	6,707
Commercial letters of credit	219	437
Securities lending indemnifications	245,717	268,812
Support agreements	-	63
(a)	Net of participations totaling $350 million at Dec 31, 2012 and $326 million at Dec. 31, 2011.
(b)	Net of participations totaling $1.0 billion at Dec. 31, 2012 and $1.2 billion at Dec. 31, 2011.

Standby Letters of Credits by Investment Grade	The table below shows SBLCs by investment grade:

Standby letters of credit	Dec. 31,
	2012	2011
Investment grade	93%	91%
Noninvestment grade	7%	9%